Notes payable - Financing Agreement 2021 (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 316,627
Borrowings		291,501	$ 104,953
Financing Agreement - 2021
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 85,000
Payments of debt issuance cost	$ 1,700
Interest rate	15.00%
Cash interest rate	10.00%
Paid in kind interest rate	5.00%
Threshold prepayment tranche upon ninety days notice	$ 25,000
Threshold prepayment tranche upon 180 days notice	$ 50,000
Threshold principal amount subject to prepayment premium		25,000
Warrants to purchase common stock	3,598,492
Borrowings			85,022
Equity component	$ 7,444
Interest expense		0	15,682
Amortization of debt discount		$ 0	$ 2,250
Early repayment fees	9,920
Financing Agreement - 2021 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 77,556